Combined Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Computation of Earnings Per Share
Earnings per share for total operations for the six months were calculated as follows:

	2021	2020
Combined EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,121	3,284
Average number of share units (millions of units)	2,618.7	2,619.0
Combined EPS – basic (€)	1.19	1.25

Combined EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,121	3,284
Adjusted average number of share units (millions of units)	2,627.2	2,627.2
Combined EPS – diluted (€)	1.19	1.25

Underlying EPS
Net profit attributable to shareholder’s equity (€ million)	3,121	3,284
Post tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	367	275

Underlying profit attributable to shareholders’ equity (€ million)	3,488	3,559
Adjusted average number of share units (millions of units)	2,627.2	2,627.2
Underlying EPS – diluted (€)	1.33	1.35
During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2020 (net of treasury shares)	2,622.0
Shares repurchased under the share buyback programme	(18.0)
Net movement in shares under incentive schemes	1.7

Number of shares at 30 June 2021	2,605.7